Time Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Time Deposits
Scheduled Of Maturities Of Time Deposits

At December 31, 2019, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2020	$52,902
2021	38,655
2022	12,023
2023	1,161
2024	393
Thereafter	337
$105,471